Share-based compensation - Fair value assumptions (Details) - LTIP - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based compensation
Dividend yield (%)	0.72%	0.48%	0.48%	1.00%
Expected volatility (%)	52.90%	54.70%	53.70%	40.80%
Risk-free interest rate (%)	2.65%	0.34%		0.63%
Risk-free interest rate (%)			0.02%
Expected term of awards (years)	3 years	3 years	3 years	3 years
Weighted average fair value per ordinary share ($)	8.90%	8.74%	4.16%	15.85%
Weighted average price per ordinary share ($)	$ 9.37	$ 9.10	$ 6.37	$ 16.78